Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member] Crede [Member] [1]	Common Stock [Member] Maxim [Member] [1]	Common Stock [Member] Series C Convertible Preferred Stock [Member]		Common Stock [Member] Series B Convertible Preferred Stock [Member]		Common Stock [Member] Series D Convertible Preferred Stock [Member]	[1]	Common Stock [Member]		Preferred Stock [Member] Maxim [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member] Crede [Member]	[1]	Additional Paid-in Capital [Member] Maxim [Member]	[1]	Additional Paid-in Capital [Member] Series C Convertible Preferred Stock [Member] [1]	Additional Paid-in Capital [Member] Series B Convertible Preferred Stock [Member] [1]	Additional Paid-in Capital [Member] Series D Convertible Preferred Stock [Member]	[1]	Additional Paid-in Capital [Member]		Retained Earnings [Member] Maxim [Member]	Retained Earnings [Member] Series D Convertible Preferred Stock [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Maxim [Member]	Noncontrolling Interest [Member] Series D Convertible Preferred Stock [Member]	Noncontrolling Interest [Member]	Crede [Member]	Maxim [Member]	Series C Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Total
Balance (in shares) at Dec. 31, 2016	[1]									31
Balance at Dec. 31, 2016																							$ 328,762	[1]			$ (283,241)									$ 45,521
Net (loss)/income											[1]													[1]			(5,847)			$ 9						(5,838)
Issuance of common stock pursuant to convertible related party loans (in shares)	[1]									4
Issuance of common stock pursuant to convertible related party loans																							2,040	[1]												2,040
Issuance of common stock pursuant to the Stock Purchase Agreement (Note 11) (in shares)										3,485	[1]		100,000
Issuance of common stock pursuant to the Stock Purchase Agreement (Note 11)											[1]										$ 1		28,623	[1]											$ 1	28,623
Issuance of common stock pursuant to Series C convertible preferred shares conversions (in shares)	[1]			10,839		39
Issuance of common stock pursuant to Series C convertible preferred shares conversions					[1]		[1]												$ 3,153	$ 1,372													$ 3,153	$ 1,372
Series C convertible preferred stock's beneficial conversion feature																			7,500														7,500
Issuance of common stock due to exercise of warrants (in shares)	[1]									2
Issuance of common stock due to exercise of warrants																							487	[1]												487
Stock-based compensation																							(8)	[1]												(8)
Excess of consideration over acquired assets																							(9,309)	[1]												(9,309)
Issuance of common stock pursuant to Series B convertible preferred stock conversions reflected in Mezzanine equity					[1]		[1]												$ 3,153	$ 1,372													$ 3,153	$ 1,372
Additional paid-in capital attributed to non-controlling interests																							(1,124)	[1]						1,124
Balance (in shares) at Jun. 30, 2017										14,400	[1]			100,000
Balance at Jun. 30, 2017																							361,497	[1]			(289,088)			1,133						73,542
Balance (in shares) at Dec. 31, 2017										8,923,617	[1]			100,000
Balance at Dec. 31, 2017										$ 89	[1]			$ 1									402,644	[1]			(296,645)			1,185						107,274
Net (loss)/income											[1]													[1]			(6,624)			5						(6,619)
Issuance of common stock pursuant to the Stock Purchase Agreement (Note 11) (in shares)		8,050,000	2,254,348
Issuance of common stock pursuant to the Stock Purchase Agreement (Note 11)		$ 81	$ 23												$ 14,709		$ 2,341														$ 14,790	$ 2,364
Stock-based compensation																							(17)	[1]												(17)
Excess of consideration over acquired assets											[1]												(22,260)	[1]												(22,260)
Balance (in shares) at Jun. 30, 2018										19,227,962				100,000
Stock-based compensation (in shares)	[1]
Family Trading facility beneficial conversion feature (Note 7)																							4,330	[1]												4,330
Purchase of 10% of M/T Stenaweco Elegance (Note 1)																														(1,190)						(1,190)
Cancellation of fractional shares due to reverse stock splits										$ (1)														[1]												(1)
Cancellation of fractional shares due to reverse stock splits (in shares)	[1]									(3)
Balance at Jun. 30, 2018										$ 192				$ 1																						$ 98,671

[1]	Adjusted to reflect the reverse stock splits effected in March 2018 (see Note 9)